Property, Plant and Equipment - Right-of-use assets (Details) - IFRS 16 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of initial application of standards or interpretations [line items]
Addition to right-of use assets	$ 2,113	$ 4,398
Depreciation expense of right-of use assets	4,178	4,609	$ 4,810
Offices and Buildings
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets	$ 8,368	$ 13,559